INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 751,208	$ 468,781	$ 184,856
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful live	3 years	3 years